Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) customer Agency	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Concentration of risks
Cash, cash equivalents and short-term investments	$ 3,171,196	$ 3,134,765
Accounts receivable	502,443	723,089
Current liabilities denominated in RMB	$ 1,219,938	2,159,019
Percentage of cash and cash equivalents held financial institution	30.00%
Percentage of short term investments held financial institution	23.00%
Cash Cash Equivalents And Short Term Investments | Concentration of credit risk | China
Concentration of risks
Cash, cash equivalents and short-term investments	$ 2,500,000	2,500,000
Cash Cash Equivalents And Short Term Investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	$ 1,816,800	$ 1,485,100
Percentage of benchmark derived from specified source	57.00%	47.00%
Consolidated net revenues benchmark | Customer concentration risk
Concentration of risks
Other customers or advertising agencies accounting for 10% or more of the Group's revenues | customer	0
Consolidated net revenues benchmark | Customer concentration risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	6.00%	6.00%	9.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba
Concentration of risks
Percentage of benchmark derived from specified source	15.00%	12.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable	$ 502,400	$ 723,100
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Current liabilities denominated in RMB	$ 971,600	$ 1,224,600
Percentage of benchmark derived from specified source	80.00%	57.00%
Current liabilities | Concentration of foreign currency risks | RMB | Convertible notes
Concentration of risks
Current liabilities denominated in RMB	$ 900,000
Advertising and Marketing | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Concentration of risks
Number of advertising agencies | Agency	10
Percentage of benchmark derived from specified source	42.00%	35.00%	32.00%